UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Multi-Sector Income Fund.

Date of reporting period: January 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.22%
FHLMC ±	3.77%	9-1-2032	$1,115,602	$1,154,568
FHLMC	8.50	7-1-2028	45,947	55,215
FHLMC	8.50	3-1-2030	17,343	17,554
FHLMC Series 1383 ±	2.69	2-1-2037	322,499	341,984
FHLMC Series 196 Class A ±	1.57	12-15-2021	18,135	18,314
FHLMC Series 2011-K16 Class B 144A±	4.60	11-25-2046	1,000,000	1,069,029
FHLMC Series 2011-K701 Class B 144A±	4.29	7-25-2048	165,000	167,639
FHLMC Series 2011-K702 Class B 144A±	4.77	4-25-2044	740,000	760,349
FHLMC Series 2012-K17 Class B 144A±	4.34	12-25-2044	675,000	717,452
FHLMC Series 2012-K18 Class B 144A±	4.25	1-25-2045	810,000	856,019
FHLMC Series 2012-K705 Class B 144A±	4.16	9-25-2044	1,000,000	1,030,017
FHLMC Series 2012-K706 Class B 144A±	4.17	11-25-2044	500,000	514,641
FHLMC Series 2012-K706 Class C 144A±	4.17	11-25-2044	805,000	819,255
FHLMC Series 2012-K707 Class B 144A±	3.88	1-25-2047	930,000	954,236
FHLMC Series 2012-K709 Class B 144A±	3.74	4-25-2045	1,000,000	1,024,433
FHLMC Series 2012-K711 Class B 144A±	3.56	8-25-2045	264,000	270,706
FHLMC Series 2013-K30 Class B 144A±	3.56	6-25-2045	700,000	713,823
FHLMC Series 2013-K713 Class B 144A±	3.17	4-25-2046	1,000,000	1,014,827
FHLMC Series 2390 Class FD ±	1.22	12-15-2031	21,657	21,668
FHLMC Series 2567 Class FH ±	1.17	2-15-2033	66,654	66,700
FHLMC Series K007 Class X1 ±(c)	1.12	4-25-2020	834,826	22,660
FHLMC Series K016 Class X1 ±(c)	1.54	10-25-2021	371,108	22,069
FHLMC Series K020 Class X1 ±(c)	1.44	5-25-2022	6,585,635	408,267
FNMA ±	2.66	9-1-2037	488,424	514,670
FNMA	6.00	4-1-2033	63,457	66,087
FNMA	7.50	10-1-2028	136	136
FNMA	7.50	2-1-2030	28,109	28,366
FNMA	7.50	9-1-2030	35,935	36,370
FNMA	8.00	6-1-2030	212	211
FNMA Series 1996-46 Class FA ±	1.27	8-25-2021	11,042	11,101
FNMA Series 1997-20 Class IO ±(c)	1.84	3-25-2027	881,045	27,067
FNMA Series 2001-25 Class Z	6.00	6-25-2031	131,110	145,560
FNMA Series 2001-35 Class F ±	1.37	7-25-2031	5,940	6,033
FNMA Series 2001-57 Class F ±	1.27	6-25-2031	5,980	6,007
FNMA Series 2002-77 Class FH ±	1.17	12-18-2032	43,459	43,485
FNMA Series 2002-97 Class FR ±	1.32	1-25-2033	10,322	10,460
FNMA Series G91-16 Class F ±	1.22	6-25-2021	9,753	9,805
FNMA Series G92-17 Class F ±	1.82	3-25-2022	41,887	42,526
GNMA	6.50	6-15-2028	27,828	31,682
GNMA	7.25	8-15-2017	686	687
GNMA	7.25	8-15-2017	1,353	1,355
GNMA	7.25	9-15-2017	3,590	3,611
GNMA	7.25	10-15-2017	5,357	5,383
GNMA	7.25	10-15-2017	1,118	1,120
GNMA	7.25	11-15-2017	732	733
GNMA	7.25	1-15-2018	2,671	2,678
GNMA	7.25	2-15-2018	4,600	4,631
GNMA	7.25	5-15-2018	3,351	3,360
Total Agency Securities (Cost $12,374,077)				13,044,549

Asset-Backed Securities : 0.22%
CVS Pass-Through Trust Series T	6.04	12-10-2028	521,091	587,509
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2	1.74	5-20-2030	703,838	705,353

Total Asset-Backed Securities (Cost $1,288,883)				1,292,862

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name			Shares	Value
Common Stocks : 0.99%
Energy : 0.09%
Oil, Gas & Consumable Fuels : 0.09%
Swift Energy Company †(i)			16,549	$513,019

Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	839

Utilities : 0.90%
Electric Utilities : 0.90%
Vistra Energy Corporation			327,375	5,306,749

Total Common Stocks (Cost $23,912,154)				5,820,607

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 70.36%
Consumer Discretionary : 13.09%
Auto Components : 1.09%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$2,950,000	2,972,125
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	1,680,000	1,839,600
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	550,000	618,805
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	418,680
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	555,750
				6,404,960

Distributors : 0.15%
LKQ Corporation	4.75	5-15-2023	900,000	901,350

Diversified Consumer Services : 0.82%
Service Corporation International	7.50	4-1-2027	2,993,000	3,519,259
Service Corporation International	7.63	10-1-2018	680,000	734,400
Service Corporation International	8.00	11-15-2021	475,000	554,563
				4,808,222

Hotels, Restaurants & Leisure : 2.42%
Brinker International Incorporated 144A	5.00	10-1-2024	875,000	850,938
CCM Merger Incorporated 144A	9.13	5-1-2019	4,560,000	4,720,421
Greektown Holdings LLC 144A	8.88	3-15-2019	7,625,000	7,987,188
Hilton Worldwide Finance LLC	5.63	10-15-2021	195,000	200,816
Speedway Motorsports Incorporated	5.13	2-1-2023	425,000	428,239
				14,187,602

Household Durables : 0.00%
American Greetings Corporation	7.38	12-1-2021	20,000	20,725

Internet & Direct Marketing Retail : 0.14%
Expedia Incorporated	5.95	8-15-2020	750,000	824,569

Leisure Products : 0.11%
Vista Outdoor Incorporated	5.88	10-1-2023	600,000	624,750

Media : 6.75%
Altice US Finance I Corporation 144A	5.38	7-15-2023	1,395,000	1,452,544
Altice US Finance I Corporation 144A	5.50	5-15-2026	1,275,000	1,306,875

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
AMC Entertainment Holdings Incorporated 144A	5.88%	11-15-2026	$925,000	$943,500
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,358,313
CBS Radio Incorporated 144A	7.25	11-1-2024	45,000	46,884
CCO Holdings LLC	5.13	2-15-2023	300,000	311,250
CCO Holdings LLC 144A	5.13	5-1-2023	1,780,000	1,846,750
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,294,025
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,321,188
CCO Holdings LLC 144A	5.50	5-1-2026	215,000	225,213
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,576,447
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000	1,337,113
CCO Holdings LLC	6.63	1-31-2022	775,000	802,125
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	2,030,000	2,245,688
Cinemark USA Incorporated	4.88	6-1-2023	325,000	327,405
CSC Holdings LLC	7.88	2-15-2018	1,000,000	1,055,000
CSC Holdings LLC	8.63	2-15-2019	383,000	425,130
EMI Music Publishing 144A	7.63	6-15-2024	525,000	573,563
Gray Television Incorporated 144A	5.13	10-15-2024	1,450,000	1,424,625
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000	3,850,781
Interpublic Group of Companies	4.00	3-15-2022	750,000	778,303
Lamar Media Corporation	5.88	2-1-2022	690,000	711,563
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	1,400,000	1,400,000
National CineMedia LLC	5.75	8-15-2026	925,000	941,188
National CineMedia LLC	6.00	4-15-2022	1,725,000	1,781,063
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	850,000	848,938
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	950,000	985,150
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	1,750,000	1,814,925
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,875
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	809,875
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	779,258
				39,595,557

Multiline Retail : 0.10%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	604,317

Specialty Retail : 1.43%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	635,454
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000	1,201,438
Century Intermediate Holding Company (PIK at 10.50%) 144A¥	9.75	2-15-2019	300,000	304,125
L Brands Incorporated	6.63	4-1-2021	750,000	823,125
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,160,750
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,189,650
Sonic Automotive Incorporated	5.00	5-15-2023	1,224,000	1,181,160
Sonic Automotive Incorporated	7.00	7-15-2022	825,000	862,125
				8,357,827

Textiles, Apparel & Luxury Goods : 0.08%
Wolverine World Wide Company 144A	5.00	9-1-2026	500,000	475,000

Consumer Staples : 1.49%
Beverages : 0.25%
Anheuser-Busch InBev SA	3.75	1-15-2022	600,000	628,333
Cott Beverages Incorporated	6.75	1-1-2020	790,000	818,835
				1,447,168

Food Products : 1.07%
B&G Foods Incorporated	4.63	6-1-2021	300,000	306,750
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	186,885
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	764,396

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Lamb Weston Holdings Incorporated 144A	4.63%	11-1-2024	$50,000	$50,125
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	50,000	50,063
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,130,000	1,137,774
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	325,000	329,690
Pinnacle Foods Incorporated	5.88	1-15-2024	75,000	79,298
Post Holdings Incorporated 144A	5.00	8-15-2026	700,000	676,809
Post Holdings Incorporated 144A	8.00	7-15-2025	900,000	1,012,500
Prestige Brands Incorporated 144A	6.38	3-1-2024	130,000	135,525
Simmons Foods Incorporated 144A	7.88	10-1-2021	1,100,000	1,152,250
US Foods Incorporated 144A	5.88	6-15-2024	410,000	428,450
				6,310,515

Household Products : 0.04%
Central Garden & Pet Company	6.13	11-15-2023	250,000	267,500

Tobacco : 0.13%
Reynolds American Incorporated	6.88	5-1-2020	650,000	738,079

Energy : 17.94%
Energy Equipment & Services : 5.69%
Bristow Group Incorporated	6.25	10-15-2022	4,480,000	4,004,000
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	95,000	99,394
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,209,000
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000	1,428,250
Hilcorp Energy Company 144A	5.75	10-1-2025	1,375,000	1,387,031
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	2,825,000	2,019,875
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	4,025,000	2,807,438
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,385,700
NGPL PipeCo LLC 144A	7.12	12-15-2017	2,060,000	2,121,800
NGPL PipeCo LLC 144A	7.77	12-15-2037	9,060,000	10,011,300
NGPL PipeCo LLC 144A	9.63	6-1-2019	435,000	454,575
PHI Incorporated	5.25	3-15-2019	5,675,000	5,462,188
				33,390,551

Oil, Gas & Consumable Fuels : 12.25%
Continental Resources Incorporated	5.00	9-15-2022	825,000	843,563
Crestwood Midstream Partners LP	6.13	3-1-2022	225,000	232,313
Crestwood Midstream Partners LP	6.25	4-1-2023	1,350,000	1,393,875
Denbury Resources Incorporated	4.63	7-15-2023	4,725,000	3,774,094
Denbury Resources Incorporated	5.50	5-1-2022	425,000	364,438
Denbury Resources Incorporated	6.38	8-15-2021	1,460,000	1,335,900
El Paso LLC	6.50	4-1-2020	750,000	837,184
Enable Midstream Partner LP	2.40	5-15-2019	2,350,000	2,326,061
Enable Midstream Partner LP	3.90	5-15-2024	1,750,000	1,685,268
Enable Midstream Partner LP	5.00	5-15-2044	275,000	249,483
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	250,000	266,180
Energy Transfer Partners LP	5.20	2-1-2022	750,000	809,276
EnLink Midstream LLC	4.15	6-1-2025	2,950,000	2,898,732
EnLink Midstream LLC	4.40	4-1-2024	3,200,000	3,210,355
Exterran Partners LP	6.00	4-1-2021	2,225,000	2,202,750
Gulfport Energy Corporation 144A	6.00	10-15-2024	1,000,000	1,018,750
Gulfport Energy Corporation 144A	6.38	5-15-2025	800,000	820,000
Gulfport Energy Corporation	6.63	5-1-2023	2,200,000	2,299,000
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	772,177
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	319,344
Kinder Morgan Incorporated (i)	7.42	2-15-2037	800,000	897,037
Matador Resources Company 144A	6.88	4-15-2023	300,000	316,500
Murphy Oil Corporation	4.70	12-1-2022	850,000	834,594
Murphy Oil Corporation	6.88	8-15-2024	850,000	911,625
Nabors Industries Incorporated	4.63	9-15-2021	750,000	765,000
Nabors Industries Incorporated 144A	5.50	1-15-2023	250,000	261,250

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Overseas Shipholding Group Incorporated	8.13%	3-30-2018	$2,275,000	$2,348,938
PDC Energy Incorporated 144A	6.13	9-15-2024	575,000	600,875
Phillips 66	4.30	4-1-2022	625,000	670,921
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	778,582
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	4,450,000	4,717,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,524,000	3,612,805
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,465,000	1,567,550
Rose Rock Midstream LP	5.63	7-15-2022	1,200,000	1,194,000
Rose Rock Midstream LP	5.63	11-15-2023	825,000	815,719
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	520,000	5,148
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	3,500,000	34,650
Sabine Pass Liquefaction LLC	5.63	2-1-2021	1,375,000	1,488,438
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,710,000	1,855,350
Sabine Pass Liquefaction LLC	5.63	3-1-2025	460,000	499,675
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,769,219
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	625,000	694,531
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,958,250
SemGroup Corporation	7.50	6-15-2021	4,250,000	4,420,000
Southern Star Central Corporation 144A	5.13	7-15-2022	50,000	51,000
Southwestern Energy Company	4.10	3-15-2022	425,000	394,188
Southwestern Energy Company	6.70	1-23-2025	650,000	653,250
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	5,600,000	5,684,000
Tesoro Logistics LP	6.13	10-15-2021	225,000	235,406
Tesoro Logistics LP	6.38	5-1-2024	450,000	488,813
Western Gas Partners LP	4.00	7-1-2022	175,000	179,821
Western Gas Partners LP	5.38	6-1-2021	728,000	787,985
Williams Partners LP	3.35	8-15-2022	750,000	750,679
				71,901,542

Financials : 7.87%
Banks : 0.89%
Bank of America Corporation	5.70	1-24-2022	250,000	279,734
CIT Group Incorporated	5.25	3-15-2018	100,000	103,350
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,341,402
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	577,775
Citigroup Incorporated	4.50	1-14-2022	250,000	265,875
Citigroup Incorporated	6.00	8-15-2017	650,000	665,450
City National Bank	5.38	7-15-2022	500,000	554,142
HSBC Bank USA	6.00	8-9-2017	650,000	664,958
JPMorgan Chase & Company	3.38	5-1-2023	750,000	749,692
				5,202,378

Capital Markets : 0.68%
ACE Securities Corporation ±	3.40	6-25-2033	332,808	329,028
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	838,995
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	840,699
Jefferies Finance LLC 144A	6.88	4-15-2022	1,360,000	1,319,200
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	671,128
				3,999,050

Consumer Finance : 3.28%
Ally Financial Incorporated	8.00	12-31-2018	780,000	852,150
Ally Financial Incorporated	8.00	3-15-2020	755,000	858,578
Discover Financial Services	5.20	4-27-2022	750,000	810,058
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	674,240
General Motors Financial Company	3.70	5-9-2023	750,000	743,841
Navient Corporation	8.00	3-25-2020	1,930,000	2,072,338
Navient Corporation	8.45	6-15-2018	1,675,000	1,783,205

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Springleaf Finance Corporation	6.00%	6-1-2020	$1,285,000	$1,285,000
Springleaf Finance Corporation	6.50	9-15-2017	200,000	204,000
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,686,500
Springleaf Finance Corporation	7.75	10-1-2021	475,000	495,188
Springleaf Finance Corporation	8.25	12-15-2020	75,000	80,531
Springleaf Finance Corporation	8.25	10-1-2023	1,160,000	1,206,400
OneMain Financial Group LLC 144A	7.25	12-15-2021	3,450,000	3,523,313
				19,275,342

Diversified Financial Services : 1.10%
General Electric Capital Corporation	4.65	10-17-2021	187,000	205,573
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	1,735,000	1,522,463
ING US Incorporated	5.50	7-15-2022	750,000	827,544
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,428,118
NewStar Financial Incorporated	7.25	5-1-2020	2,450,000	2,468,375
				6,452,073

Insurance : 1.92%
American International Group Incorporated	4.88	6-1-2022	750,000	817,594
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	703,918
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	719,893
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	1,950,000	1,959,750
Hub International Limited 144A	7.88	10-1-2021	3,950,000	4,137,625
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	814,835
ProAssurance Corporation	5.30	11-15-2023	750,000	819,176
Progressive Corporation ±	6.70	6-15-2067	600,000	594,000
W.R. Berkley Corporation	4.63	3-15-2022	650,000	697,016
				11,263,807

Health Care : 6.25%
Biotechnology : 0.13%
Amgen Incorporated	3.63	5-15-2022	750,000	775,072

Health Care Equipment & Supplies : 0.75%
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	207,500
Hologic Incorporated 144A	5.25	7-15-2022	670,000	698,475
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	1,425,000	1,539,000
Surgery Center Holdings Company 144A	8.88	4-15-2021	1,800,000	1,948,500
				4,393,475

Health Care Providers & Services : 4.03%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000	197,363
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	831,449
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	445,000	434,707
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	545,344
Express Scripts Holding Company	3.90	2-15-2022	665,000	689,495
HCA Incorporated	6.50	2-15-2020	1,875,000	2,048,438
HealthSouth Corporation	5.75	9-15-2025	575,000	576,438
Humana Incorporated	7.20	6-15-2018	750,000	803,434
Mednax Incorporated 144A	5.25	12-1-2023	475,000	490,438
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	1,475,000	1,565,344
MPT Operating Partnership LP	5.25	8-1-2026	1,250,000	1,228,125
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,112,625
MPT Operating Partnership LP	6.38	3-1-2024	110,000	116,188
Select Medical Corporation	6.38	6-1-2021	4,065,000	4,024,350
TeamHealth Incorporated 144A%%	6.38	2-1-2025	475,000	464,313
TeamHealth Incorporated 144A	7.25	12-15-2023	570,000	652,650
Tenet Healthcare Corporation ±	4.46	6-15-2020	2,250,000	2,278,125
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,556,125

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Vizient Incorporated 144A	10.38%	3-1-2024	$3,550,000	$4,038,125
				23,653,076

Health Care Technology : 0.90%
Change Healthcare Holdings Incorporated 144A	6.00	2-15-2021	500,000	528,750
Change Healthcare Holdings Incorporated	11.00	12-31-2019	4,400,000	4,532,000
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	225,000	226,499
				5,287,249

Life Sciences Tools & Services : 0.14%
Life Technologies Corporation	6.00	3-1-2020	750,000	819,221

Pharmaceuticals : 0.30%
Endo Finance LLC 144A	5.38	1-15-2023	375,000	314,063
Endo Finance LLC 144A	5.75	1-15-2022	715,000	622,944
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	75,000	63,009
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	749,497
				1,749,513

Industrials : 3.18%
Aerospace & Defense : 0.17%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,026,498

Airlines : 0.35%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,516,350
Delta Air Lines Incorporated	4.75	11-7-2021	505,677	532,857
				2,049,207

Commercial Services & Supplies : 1.55%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	650,000	661,375
Aramark Services Incorporated	5.13	1-15-2024	120,000	125,400
Aramark Services Incorporated 144A	5.13	1-15-2024	475,000	496,375
Covanta Holding Corporation	5.88	3-1-2024	2,260,000	2,248,700
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,546,875
Covanta Holding Corporation	7.25	12-1-2020	1,480,000	1,523,660
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	754,853
Republic Services Incorporated	3.55	6-1-2022	750,000	779,675
The ServiceMaster Company LLC 144A	5.13	11-15-2024	925,000	936,563
				9,073,476

Construction & Engineering : 0.52%
AECOM	5.75	10-15-2022	215,000	226,556
AECOM	5.88	10-15-2024	2,610,000	2,812,275
				3,038,831

Professional Services : 0.15%
Ascent Capital Group Incorporated	4.00	7-15-2020	375,000	285,000
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	589,544
				874,544

Road & Rail : 0.11%
TTX Company 144A	2.60	6-15-2020	650,000	648,489

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors : 0.33%
Ashtead Capital Incorporated 144A	6.50%	7-15-2022	$1,775,000	$1,857,094
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	80,678
				1,937,772

Information Technology : 5.91%
Communications Equipment : 0.33%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,100,000	1,172,188
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	761,568
				1,933,756

Electronic Equipment, Instruments & Components : 1.36%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	5,621,884
L-3 Communications Corporation	4.95	2-15-2021	750,000	808,052
Zebra Technologies Corporation	7.25	10-15-2022	1,450,000	1,562,375
				7,992,311

Internet Software & Services : 0.25%
Infor Software Parent LLC	6.50	5-15-2022	550,000	564,438
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	565,125
Zayo Group LLC 144A	5.75	1-15-2027	75,000	76,688
Zayo Group LLC	6.00	4-1-2023	75,000	78,281
Zayo Group LLC	6.38	5-15-2025	175,000	184,734
				1,469,266

IT Services : 0.26%
First Data Corporation 144A	5.00	1-15-2024	750,000	757,500
First Data Corporation 144A	5.38	8-15-2023	275,000	283,250
First Data Corporation 144A	5.75	1-15-2024	320,000	329,600
First Data Corporation 144A	6.75	11-1-2020	166,000	171,603
				1,541,953

Semiconductors & Semiconductor Equipment : 0.68%
Micron Technology Incorporated 144A	5.25	8-1-2023	375,000	375,938
Micron Technology Incorporated 144A	5.25	1-15-2024	700,000	702,800
Micron Technology Incorporated	5.50	2-1-2025	1,100,000	1,105,500
Micron Technology Incorporated 144A	5.63	1-15-2026	900,000	901,350
Micron Technology Incorporated	5.88	2-15-2022	850,000	883,465
				3,969,053

Software : 0.41%
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	1,460,000	1,416,200
CA Incorporated	5.38	12-1-2019	750,000	815,938
SS&C Technologies Incorporated	5.88	7-15-2023	200,000	208,000
				2,440,138

Technology Hardware, Storage & Peripherals : 2.62%
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	5.88	6-15-2021	2,825,000	2,979,861
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	7.13	6-15-2024	5,400,000	5,912,228
Hewlett-Packard Company	4.05	9-15-2022	750,000	778,409
NCR Corporation	5.88	12-15-2021	230,000	240,638
NCR Corporation	6.38	12-15-2023	5,125,000	5,445,313
				15,356,449

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 1.58%
Chemicals : 0.20%
Dow Chemical Company	4.13%	11-15-2021	$750,000	$793,222
Valvoline Incorporated 144A	5.50	7-15-2024	375,000	393,750
				1,186,972

Containers & Packaging : 1.38%
Ball Corporation	5.25	7-1-2025	190,000	199,557
Berry Plastics Corporation	5.13	7-15-2023	350,000	358,120
Berry Plastics Corporation	6.00	10-15-2022	215,000	227,631
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	39,550
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	611,250
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	425,000	447,313
Owens-Illinois Incorporated 144A	5.38	1-15-2025	575,000	577,875
Owens-Illinois Incorporated 144A	6.38	8-15-2025	2,950,000	3,138,063
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,375,938
Sealed Air Corporation 144A	5.13	12-1-2024	1,100,000	1,138,500
				8,113,797

Metals & Mining : 0.00%
Indalex Holdings Corporation (a)(i)(s)	11.50	2-1-2020	3,170,000	0

Real Estate : 4.92%
Equity REITs : 4.33%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	687,863
American Tower Corporation	5.90	11-1-2021	650,000	726,341
Crown Castle International Corporation	4.88	4-15-2022	460,000	494,541
Crown Castle International Corporation	5.25	1-15-2023	95,000	103,199
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	3,094,000
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,864,475
Equinix Incorporated	5.88	1-15-2026	425,000	450,968
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,825,000	1,831,388
Essex Portfolio LP	3.63	8-15-2022	750,000	769,173
Health Care REIT Incorporated	5.25	1-15-2022	650,000	715,376
Iron Mountain Incorporated 144A	4.38	6-1-2021	1,175,000	1,210,250
Iron Mountain Incorporated 144A	5.38	6-1-2026	950,000	914,375
Iron Mountain Incorporated 144A	6.00	10-1-2020	230,000	240,925
Iron Mountain Incorporated	6.00	8-15-2023	2,960,000	3,137,600
Sabra Health Care Incorporated	5.38	6-1-2023	900,000	900,000
Sabra Health Care Incorporated	5.50	2-1-2021	1,100,000	1,138,500
The Geo Group Incorporated	5.13	4-1-2023	800,000	786,000
The Geo Group Incorporated	5.88	1-15-2022	1,565,000	1,602,169
The Geo Group Incorporated	5.88	10-15-2024	840,000	847,350
The Geo Group Incorporated	6.00	4-15-2026	184,000	185,380
Ventas Realty LP	4.25	3-1-2022	650,000	687,227
				25,387,100

Real Estate Management & Development : 0.59%
Onex Corporation 144A	7.75	1-15-2021	3,400,000	3,472,250

Telecommunication Services : 5.30%
Diversified Telecommunication Services : 1.72%
AT&T Incorporated	3.80	3-15-2022	750,000	768,068
CenturyLink Incorporated	5.80	3-15-2022	600,000	617,064
Citizens Communications Company	7.88	1-15-2027	355,000	299,088
Frontier Communications Corporation	8.13	10-1-2018	845,000	912,076
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,053,000

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Frontier Communications Corporation	8.50%	4-15-2020	$525,000	$559,440
GCI Incorporated	6.75	6-1-2021	1,000,000	1,030,000
GCI Incorporated	6.88	4-15-2025	660,000	686,400
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	982,313
Level 3 Financing Incorporated 144A	5.25	3-15-2026	650,000	647,563
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	309,750
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	708,974
Level 3 Financing Incorporated	5.38	5-1-2025	975,000	995,114
Level 3 Financing Incorporated	5.63	2-1-2023	350,000	357,875
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	180,906
				10,107,631

Wireless Telecommunication Services : 3.58%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	813,760
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,382,500
SBA Communications Corporation	4.88	7-15-2022	640,000	648,800
SBA Communications Corporation 144A	4.88	9-1-2024	500,000	488,050
Sprint Capital Corporation	6.88	11-15-2028	5,500,000	6,420,303
Sprint Capital Corporation	8.75	3-15-2032	625,000	717,188
Sprint Communications Incorporated	7.00	8-15-2020	225,000	240,750
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	317,250
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	89,888
T-Mobile USA Incorporated	6.25	4-1-2021	165,000	170,973
T-Mobile USA Incorporated	6.38	3-1-2025	825,000	892,031
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	162,480
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	86,208
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	169,744
T-Mobile USA Incorporated	6.63	4-1-2023	655,000	696,069
T-Mobile USA Incorporated	6.63	4-28-2021	925,000	964,313
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,629,600
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,131,550
				21,021,457

Utilities : 2.83%
Electric Utilities : 0.13%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	802,769

Independent Power & Renewable Electricity Producers : 2.46%
Calpine Corporation 144A	6.00	1-15-2022	515,000	537,531
Calpine Corporation 144A	7.88	1-15-2023	416,000	433,680
NSG Holdings LLC 144A	7.75	12-15-2025	2,253,207	2,439,096
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	3,450,000	3,519,000
TerraForm Power Operating LLC 144A	6.38	2-1-2023	5,425,000	5,574,188
TerraForm Power Operating LLC 144A	6.63	6-15-2025	1,850,000	1,924,000
				14,427,495

Multi-Utilities : 0.24%
Ameren Illinois Company	9.75	11-15-2018	500,000	568,842
CMS Energy Corporation	5.05	3-15-2022	750,000	821,522
				1,390,364

Total Corporate Bonds and Notes (Cost $398,563,258)				412,992,068

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Corporate Bonds and Notes @: 1.82%
Consumer Discretionary : 0.13%
Auto Components : 0.02%
HP Pelzer Holding GmbH (EUR)	7.50%	7-15-2021	100,000	$114,697

Internet & Direct Marketing Retail : 0.04%
Priceline Group Incorporated (EUR)	2.38	9-23-2024	200,000	226,653

Media : 0.07%
Virgin Media Incorporated 144A (GBP)	5.50	9-15-2024	325,000	413,000

Consumer Staples : 0.16%
Food Products : 0.16%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	925,986

Energy : 0.22%
Energy Equipment & Services : 0.02%
Senvion Holding (EUR)	6.63	11-15-2020	100,000	112,354

Oil, Gas & Consumable Fuels : 0.20%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,152,997

Financials : 0.98%
Banks : 0.94%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	1,994,243
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,316,512
KfW (AUD)	5.00	3-19-2024	1,300,000	1,105,603
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,099,826
				5,516,184

Diversified Financial Services : 0.04%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	267,389

Information Technology : 0.03%
Semiconductors & Semiconductor Equipment : 0.03%
ASML Holding NV (EUR)	1.38	7-7-2026	175,000	186,072

Materials : 0.05%
Chemicals : 0.05%
Albemarle Corporation (EUR)	1.88	12-8-2021	246,000	278,722

Telecommunication Services : 0.25%
Diversified Telecommunication Services : 0.03%
Verizon Communications Incorporated (EUR)	3.25	2-17-2026	150,000	184,467

Wireless Telecommunication Services : 0.22%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,296,303

Total Foreign Corporate Bonds and Notes (Cost $14,248,970)				10,674,824

Foreign Government Bonds @: 23.49%
Brazil (BRL)	10.00	1-1-2025	32,800,000	10,048,004
Brazil (BRL)	10.00	1-1-2027	51,800,000	15,751,435
Colombia (COP)	7.00	9-11-2019	18,500,000,000	6,418,240

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Colombia (COP)	7.00%	5-4-2022	18,650,000,000	$6,509,317
Colombia (COP)	7.50	8-26-2026	22,725,000,000	8,111,296
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,880,759
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	4,782,779
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	10,198,776
Indonesia (IDR)	8.38	9-15-2026	110,000,000,000	8,639,529
Indonesia (IDR)	10.00	7-15-2017	50,000,000,000	3,803,692
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,118,097
Malaysia (MYR)	3.66	10-15-2020	20,700,000	4,687,392
Malaysia (MYR)	4.18	7-15-2024	19,850,000	4,511,679
Mexico (MXN)	4.75	6-14-2018	113,800,000	5,322,070
Mexico (MXN)	5.75	3-5-2026	152,000,000	6,486,242
Mexico (MXN)	6.50	6-10-2021	127,285,000	5,968,597
Mexico (MXN)	10.00	12-5-2024	62,120,000	3,445,812
Mexico (MXN)	10.00	12-5-2024	14,100,000	782,131
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,711,454
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	7,396,891
Republic of South Africa (ZAR)	8.00	12-21-2018	129,000,000	9,601,046
Republic of South Africa (ZAR)	10.50	12-21-2026	40,000,000	3,292,022
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,417,285
Total Foreign Government Bonds (Cost $157,136,496)				137,884,545

Loans : 19.25%
Consumer Discretionary : 6.80%
Auto Components : 0.40%
Allison Transmission Incorporated ±	3.28	9-23-2022	$1,899,986	1,917,257
Federal-Mogul Holdings Corporation ±	4.00	4-15-2018	422,832	421,178
				2,338,435

Distributors : 0.51%
Spin Holdco Incorporated ±	4.27	11-14-2019	2,979,742	2,966,452

Food & Staples Retailing : 0.08%
TKC Holdings Incorporated ±%%<	0.00	1-13-2023	500,000	497,500

Hotels, Restaurants & Leisure : 1.21%
CCM Merger Incorporated ±	4.03	8-8-2021	583,030	587,403
Four Seasons Holdings Incorporated ±	4.00	11-30-2023	910,660	921,761
La Quinta Intermediate Holdings LLC ±	3.77	4-14-2021	742,462	745,247
Montreign Operating Company ±%%<	9.31	12-7-2022	3,775,000	3,809,617
Pinnacle Entertainment Incorporated ±	3.78	4-28-2023	1,008,827	1,019,753
				7,083,781

Household Products : 0.40%
Anchor Glass Container Corporation ±	4.25	12-7-2023	600,000	605,250
Anchor Glass Container Corporation ±	8.75	12-7-2024	1,300,000	1,317,329
The ServiceMaster Company LLC ±	3.28	11-8-2023	400,000	401,832
				2,324,411

Internet & Direct Marketing Retail : 1.10%
Ancestry.com Incorporated ±	5.25	10-19-2023	3,005,000	3,036,943
Ancestry.com Incorporated ±	9.25	10-19-2024	3,325,000	3,403,969
				6,440,912

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Leisure Products : 0.35%
AMF Bowling Centers Incorporated ±	6.00%	8-17-2023	$1,707,646	$1,710,857
Life Time Fitness Incorporated ±	4.25	6-10-2022	370,240	367,570
				2,078,427

Media : 2.29%
Altice US Finance I Corporation ±	3.78	1-15-2025	519,084	524,706
CBS Radio Incorporated ±	4.50	10-17-2023	1,891,626	1,907,005
Charter Communications Operating LLC ±	3.03	1-15-2024	913,100	916,013
Entercom Radio LLC ±%%<	4.50	11-1-2023	1,093,750	1,104,228
Learfield Communications Incorporated ±	4.25	11-17-2023	3,500,000	3,526,250
Mission Broadcasting Incorporated ±%%<	0.00	1-17-2024	31,974	32,360
Nexstar Broadcasting Group Incorporated ±%%<	0.00	1-17-2024	347,026	351,218
Salem Communications Corporation ±	3.50	3-16-2020	5,250,000	5,105,625
				13,467,405

Multiline Retail : 0.03%
Doosan Infracore International Incorporated ±	4.50	5-28-2021	160,346	162,251

Specialty Retail : 0.43%
Focus Brands Incorporated ±%%<	5.00	10-3-2023	2,471,675	2,507,712

Consumer Staples : 0.28%
Food Products : 0.28%
B&G Foods Incorporated ±	3.77	11-2-2022	640,110	645,711
Pinnacle Foods Incorporated ±%%<	0.00	1-27-2024	497,500	498,435
Pinnacle Foods Incorporated ±	3.53	1-13-2023	247,500	247,577
Prestige Brands Incorporated ±	3.52	1-26-2024	234,628	236,681
				1,628,404

Energy : 1.16%
Energy Equipment & Services : 0.80%
Hummel Station LLC ±	7.00	10-27-2022	4,929,434	4,732,256

Oil, Gas & Consumable Fuels : 0.36%
Chesapeake Energy Corporation ±	8.50	8-23-2021	450,000	491,999
Veresen Midstream LP ±	5.25	3-31-2022	1,318,291	1,332,305
Western Refining Incorporated ±	5.25	11-12-2020	273,590	274,616
				2,098,920

Financials : 1.32%
Capital Markets : 0.15%
American Beacon Advisors Incorporated ±	9.79	3-3-2023	440,000	431,200
Neptune Finco Corporation ±	3.77	10-11-2024	459,375	462,246
				893,446

Consumer Finance : 0.03%
KAR Auction Services Incorporated ±	4.50	3-9-2023	198,500	200,795

Diversified Financial Services : 0.70%
American Beacon Advisors Incorporated ±	5.25	4-30-2022	2,318,156	2,323,952
Ipreo Holdings LLC ±	4.25	8-6-2021	141,754	138,387
LPL Holdings Incorporated ±	4.81	11-20-2022	1,187,803	1,190,772

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Nielsen Finance LLC ±	3.27%	10-4-2023	$473,813	$476,774
				4,129,885

Insurance : 0.44%
Alliant Holdings I LLC ±%%<	0.00	8-12-2022	1,400,000	1,405,754
Hub International Limited ±	4.00	10-2-2020	269,971	270,856
Solera Holdings Incorporated ±	5.75	3-3-2023	868,438	877,243
				2,553,853

Health Care : 2.48%
Health Care Equipment & Supplies : 0.58%
DJO Finance LLC ±	4.25	6-8-2020	561,450	546,852
Kinetic Concepts Incorporated ±	5.00	11-4-2020	1,529,804	1,530,767
Kinetic Concepts Incorporated ±%%<	0.00	1-25-2024	1,336,239	1,329,557
				3,407,176

Health Care Providers & Services : 1.51%
Acadia Healthcare Company Incorporated ±	3.78	2-11-2022	156,800	158,172
Acadia Healthcare Company Incorporated ±	3.78	2-16-2023	940,500	948,334
Community Health Systems Incorporated ±	4.00	1-27-2021	909,267	859,066
MPH Acquisition Holdings LLC ±	5.00	6-7-2023	510,375	517,499
Press Ganey Holdings Incorporated ±	4.25	10-21-2023	1,500,000	1,502,820
Press Ganey Holdings Incorporated ±	8.25	10-21-2024	1,150,000	1,168,688
Surgery Center Holdings Incorporated ±	4.75	11-3-2020	1,102,506	1,114,909
Surgical Care Affiliates Incorporated ±	3.75	3-17-2022	773,063	774,995
TeamHealth Incorporated ±%%<	0.00	1-17-2024	750,000	748,598
TeamHealth Incorporated ±	3.78	11-23-2022	519,760	517,811
Vizient Incorporated ±	5.00	2-13-2023	571,904	579,053
				8,889,945

Health Care Technology : 0.19%
Alere Incorporated ±	4.25	6-18-2022	100,974	100,990
Emdeon Incorporated ±	3.75	11-2-2018	984,655	985,275
				1,086,265

Life Sciences Tools & Services : 0.08%
Inventiv Health Incorporated ±	4.75	11-9-2023	475,000	478,957

Pharmaceuticals : 0.12%
Endo Finance LLC ±	3.81	9-26-2022	297,000	296,011
Valeant Pharmaceuticals International Incorporated ±	5.50	4-1-2022	421,910	423,547
				719,558

Industrials : 3.14%
Aerospace & Defense : 0.51%
TransDigm Incorporated ±	3.96	2-28-2020	2,987,830	2,980,360

Commercial Services & Supplies : 2.03%
ADS Waste Holdings Incorporated ±%%<	3.50	11-10-2023	1,233,636	1,244,653
Advantage Sales & Marketing LLC ±	7.50	7-25-2022	1,250,000	1,212,500
Avantor Performance Materials Incorporated ±	6.00	6-21-2022	1,707,995	1,729,345
Casella Waste Systems Incorporated ±	4.00	10-17-2023	1,975,000	1,994,750
Columbus McKinnon Corporation ±%%<	0.00	1-13-2024	1,000,000	1,006,250
Gates Global Limited ±	4.25	7-6-2021	842,898	839,737

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
GFL Environmental Incorporated ±	3.75%	9-29-2023	$174,563	$175,109
McJunkin Red Man Corporation ±	5.00	11-8-2019	680,600	682,587
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	524,219	525,965
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	1,081,283	1,086,019
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	189,365	190,194
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	17,885	17,706
WASH Multifamily Laundry Systems LLC ±(i)	8.00	5-14-2023	102,115	101,094
Waste Industries USA Incorporated ±	3.53	2-27-2020	1,132,798	1,135,981
				11,941,890

Machinery : 0.11%
Onex Wizard Acquisition Company ±	4.00	3-13-2022	611,235	615,929

Transportation Infrastructure : 0.49%
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	71,190	70,033
OSG International Incorporated ±	5.75	8-5-2019	2,853,071	2,803,143
				2,873,176

Information Technology : 1.12%
Internet Software & Services : 0.43%
Black Knight InfoServ LLC ±	3.81	5-27-2022	493,119	496,201
CCC Information Services Incorporated ±	4.00	12-20-2019	576,962	578,047
Infor US Incorporated ±	3.75	6-3-2020	683,113	683,004
Sophia Holding Finance LP ±	4.25	9-30-2022	148,866	149,052
VF Holding Corporation ±	4.25	6-30-2023	448,875	451,680
Zayo Group LLC ±%%<	0.00	1-12-2024	48,750	49,136
Zayo Group LLC ±	3.50	1-19-2024	101,250	102,052
				2,509,172

Semiconductors & Semiconductor Equipment : 0.10%
Micron Technology Incorporated ±	4.53	4-26-2022	348,250	352,850
NXP Semiconductors NV ±	3.24	12-7-2020	239,340	240,346
				593,196

Software : 0.10%
SS&C Technologies Incorporated ±	4.03	7-8-2022	577,276	582,536

Technology Hardware, Storage & Peripherals : 0.49%
Dell Incorporated ±	4.03	9-7-2023	2,493,750	2,504,348
Peak 10 Incorporated ±(i)	8.28	6-17-2022	430,000	404,200
				2,908,548

Materials : 0.43%
Containers & Packaging : 0.43%
Reynolds Group Holdings Incorporated ±	4.25	2-5-2023	2,493,750	2,499,735

Real Estate : 1.21%
Equity REITs : 0.51%
ESH Hospitality Incorporated ±%%<	3.78	8-30-2023	1,299,250	1,303,888
MGM Growth Properties LLC ±	3.53	4-25-2023	322,435	325,028

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
The Geo Group Incorporated ±	3.28%	4-3-2020	$1,398,057	$1,382,916
				3,011,832

Real Estate Management & Development : 0.70%
Capital Automotive LP ±	4.00	4-10-2019	2,209,126	2,220,857
Capital Automotive LP ±	6.00	4-30-2020	1,849,333	1,861,668
				4,082,525

Telecommunication Services : 1.21%
Diversified Telecommunication Services : 0.73%
Level 3 Financing Incorporated ±	4.00	1-15-2020	1,700,000	1,720,825
Telesat Canada ±	4.78	11-17-2023	2,531,725	2,531,725
				4,252,550

Wireless Telecommunication Services : 0.48%
LTS Buyer LLC ±	4.25	4-13-2020	1,838,841	1,848,035
Syniverse Holdings Incorporated ±	4.00	4-23-2019	165,800	148,723
Syniverse Holdings Incorporated ±	4.04	4-23-2019	937,955	842,405
				2,839,163

Utilities : 0.10%

Electric Utilities : 0.10%
Texas Competitive Electric Holdings Company LLC ±	4.02	12-14-2023	575,000	580,750

Total Loans (Cost $112,459,987)				112,958,108

Municipal Obligations : 0.05%
New York : 0.05%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	270,000	268,294

Total Municipal Obligations (Cost $270,000)				268,294

Non-Agency Mortgage-Backed Securities : 5.05%
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.66	4-25-2034	59,834	56,554
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	217,210	216,688
Asset-Backed Securities Corporation Home Equity Series 2002-HE3 Class M2 ±	3.09	10-15-2032	53,352	53,405
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.87	7-10-2044	1,340,000	961,560
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	503,616	503,916
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.28	2-10-2051	550,000	569,513
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	249,457	257,973
Banc of America Funding Corporation Series 2009 Class R6-3A1 144A±	2.54	1-26-2037	5,056	5,048
Banc of America Mortgage Securities Series 2003 Class 1A1 ±	3.06	4-25-2033	331,449	308,870
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	3.33	2-25-2033	55,583	54,133
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 ±	1.43	10-25-2032	258,818	253,496
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.89	6-11-2050	418,000	426,432
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AMFL 144A±	1.34	6-11-2050	685,000	675,601
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	102,786
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AMA ±	6.09	6-11-2050	715,000	735,551
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	49,610	49,535

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Centex Home Equity Series 2002-D Class AF6 ±	4.66%	12-25-2032	$17,788	$17,944
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	169,279	173,600
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	2.47	7-15-2030	480,000	480,663
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	4.88	9-10-2045	1,000,000	1,048,852
Citigroup Commercial Mortgage Trust Series 2015 Class A 144A±	1.92	9-15-2027	595,000	593,689
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	1.52	12-25-2033	40,466	39,770
Commercial Mortgage Trust Series 2007-C9 144A±	1.40	12-10-2049	940,000	932,267
Commercial Mortgage Trust Series 2012-CR2 Class C ±	4.85	8-15-2045	1,000,000	1,052,854
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.37	2-25-2034	95,987	97,482
Countrywide Home Loans Series 2003-48 Class 2A2 ±	3.25	10-25-2033	84,161	82,596
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.52	9-25-2032	556,486	518,995
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	3.21	6-25-2033	151,000	149,039
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.86	3-25-2033	30,327	29,824
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	1.43	4-25-2036	72,119	71,981
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	425,228
First Horizon Mortgage Pass-Through Series 2004-AR1 Class 1A1 ±	2.77	2-25-2034	407,334	402,329
First Horizon Mortgage Pass-Through Series 2004-AR4 Class 3A1 ±	3.01	8-25-2034	8,776	8,586
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	1.08	11-25-2032	138,350	128,266
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.24	7-25-2034	57,256	59,340
Great Wolf Trust Series 2015 Class A 144A±	2.22	5-15-2034	1,015,000	1,022,293
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	366,066	369,871
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.79	8-10-2045	524,660	525,347
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±	1.43	8-10-2043	5,311,718	214,576
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±	2.37	5-10-2045	4,015,853	306,137
GS Mortgage Securities Trust Series 2014-GSFLC Class C 144A±	3.02	7-15-2031	1,000,000	992,222
GS Mortgage Securities Trust Series 2014 Class C 144A	3.79	1-10-2031	1,000,000	989,158
GS Mortgage Securities Trust Series 2016-ICE2 Class A 144A±	2.70	2-15-2033	588,000	593,888
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.73	6-25-2034	6,354	6,378
GSCCRE Commercial Mortgage Trust Series 2015-HULA Class C 144A±	3.45	8-15-2032	1,000,000	1,005,864
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	1.42	4-25-2035	7,619	7,566
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	1.07	3-25-2035	104,960	103,362
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A 144A±	1.07	5-25-2036	10,953	10,942
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	880,600
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	0.83	6-12-2047	750,000	737,325
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	550,000	548,559
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN Class A 144A±	1.69	6-15-2029	521,000	521,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A±	1.95	5-15-2028	225,224	224,876
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	3.12	7-25-2034	70,079	68,111
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	3.10	7-25-2034	63,536	61,688
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	3.27	6-25-2035	238,596	242,344
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	24,011	24,324
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	63,035	63,053
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	3.31	12-25-2033	420,112	416,461
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	3.36	1-25-2034	16,500	16,177
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	3.04	11-21-2034	21,162	21,622
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	31,749	32,458
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	635,508	645,278

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25%	8-25-2036	$49,457	$50,584
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	5.83	6-12-2050	597,198	601,376
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	1.56	12-25-2031	14,720	13,692
Mid State Trust Series 11 Class A1	4.86	7-15-2038	219,500	232,748
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.96	1-25-2029	89,737	84,572
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±	1.72	8-15-2045	4,802,250	275,887
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.82	12-27-2033	471,570	459,256
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	13,840	13,829
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,090,069	1,107,332
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	5.79	8-15-2045	615,000	616,211
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.44	3-15-2045	900,000	957,946
Navient SLM Studen Loan Series 2005-B Class A3 ±	1.23	12-15-2023	90,000	88,126
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.70	11-25-2034	1,165,049	1,058,374
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	1.35	3-25-2035	62,015	61,937
Northstar Education Finance Incorporated Series 2004-2 Class A3 ±	1.21	7-30-2018	23,005	22,987
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.95	5-25-2035	34,710	33,586
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	3.52	12-26-2035	16,256	16,293
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	273,985	274,263
Residential Funding Mortgage Securities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	52,144	52,135
Saxon Asset Securities Trust Series 2002-1 Class AF5	6.35	12-25-2030	139,735	142,246
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	485,165	490,474
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	1.54	4-20-2033	16,832	15,898
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	3.10	3-25-2034	62,293	61,403
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.29	2-25-2028	219,468	213,368
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	1.06	10-25-2027	59,820	58,490
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.91	11-25-2033	173,407	165,044
Vendee Mortgage Trust Series 2003-2 Class IO ± (c)	0.75	5-15-2033	5,054,639	141,819
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	154,713	164,930
Total Non-Agency Mortgage-Backed Securities (Cost $29,912,407)				29,670,652

Yankee Corporate Bonds and Notes : 9.67%
Consumer Discretionary : 0.49%
Media : 0.49%
Grupo Televisa SAB	6.00	5-15-2018	750,000	787,157
Myriad International Holdings BV	6.00	7-18-2020	500,000	540,420
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	764,408
WPP Finance 2010	3.63	9-7-2022	750,000	765,050
				2,857,035

Consumer Staples : 0.27%
Beverages : 0.14%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	808,904

Tobacco : 0.13%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	755,822

Energy : 2.14%
Energy Equipment & Services : 0.35%
Ensco plc	5.75	10-1-2044	2,470,000	1,982,175
Trinidad Drilling Limited 144A%%	6.63	2-15-2025	75,000	76,688
				2,058,863

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 1.79%
Baytex Energy Corporation 144A	5.13%	6-1-2021	$2,114,000	$1,955,450
Baytex Energy Corporation 144A	5.63	6-1-2024	1,225,000	1,127,000
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2016	1,685,411	6,742
Griffin Coal Mining Company Limited (a)(i)(s)	9.50	12-1-2016	137,792	551
Petrobras International Finance Company	5.38	1-27-2021	670,000	675,025
Petroleos Mexicanos	4.88	1-24-2022	750,000	752,850
Teekay Corporation	8.50	1-15-2020	5,625,000	5,540,625
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	455,414
				10,513,657

Financials : 1.07%
Banks : 0.87%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	767,552
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	668,537
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,020,423
Export Import Bank of Korea	5.00	4-11-2022	750,000	827,120
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	751,682
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	625,000	621,094
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	430,563
Preferred Term Securities XII Limited (a)(i)(s)	0.00	12-24-2033	635,000	0
				5,086,971

Diversified Financial Services : 0.20%
GE Capital International Funding Company	2.34	11-15-2020	527,000	528,476
Tyco Electronics Group SA	3.50	2-3-2022	625,000	643,861
				1,172,337

Health Care : 1.86%
Pharmaceuticals : 1.86%
Mallinckrodt plc 144A	5.50	4-15-2025	500,000	430,625
Mallinckrodt plc 144A	5.63	10-15-2023	275,000	243,719
Perrigo Finance plc	3.90	12-15-2024	1,000,000	977,974
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	700,000	553,000
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	2,220,000	1,689,975
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	6,300,000	4,717,125
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	1,425,000	1,252,219
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	425,000	358,594
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	785,000	681,969
				10,905,200

Industrials : 1.15%
Building Products : 0.04%
Allegion plc	5.88	9-15-2023	210,000	223,650

Commercial Services & Supplies : 0.93%
GFL Environmental Incorporated 144A	7.88	4-1-2020	2,825,000	2,941,531
GFL Environmental Incorporated 144A	9.88	2-1-2021	500,000	543,750
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	1,975,000	2,012,031
				5,497,312

Machinery : 0.04%
Sensata Technologies BV 144A	5.00	10-1-2025	235,000	236,029

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Road & Rail : 0.14%
Canadian Pacific Railway Company		4.50%	1-15-2022	$750,000	$806,564

Information Technology : 0.13%
Communications Equipment : 0.13%
Ericsson LM		4.13	5-15-2022	750,000	757,904

Materials : 0.76%
Containers & Packaging : 0.34%
Ardagh Packaging Finance plc 144A		6.00	2-15-2025	1,200,000	1,207,500
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	725,000	776,656
					1,984,156

Metals & Mining : 0.42%
ArcelorMittal SA		6.13	6-1-2025	275,000	302,330
Glencore Finance Canada Limited 144A		4.25	10-25-2022	750,000	778,185
Hudbay Minerals Incorporated 144A		7.25	1-15-2023	200,000	211,500
Hudbay Minerals Incorporated 144A		7.63	1-15-2025	200,000	214,000
Novelis Corporation 144A		6.25	8-15-2024	200,000	211,250
Vale Overseas Limited		4.38	1-11-2022	750,000	756,563
					2,473,828

Telecommunication Services : 1.69%
Diversified Telecommunication Services : 1.59%
Intelsat Jackson Holdings SA		5.50	8-1-2023	6,775,000	4,742,500
Intelsat Jackson Holdings SA		7.25	4-1-2019	1,675,000	1,439,453
Intelsat Luxembourg SA		7.75	6-1-2021	1,445,000	502,138
Intelsat Luxembourg SA		8.13	6-1-2023	5,815,000	1,933,488
Qtel International Finance Limited		5.00	10-19-2025	300,000	325,500
Virgin Media Finance plc 144A		6.38	4-15-2023	365,000	383,250
					9,326,329

Wireless Telecommunication Services : 0.10%
Globo Communicacoes Participacoes SA 144A		4.88	4-11-2022	595,000	604,669

Utilities : 0.11%
Electric Utilities : 0.11%
Comision Federal de Electricidad 144A		4.88	5-26-2021	650,000	671,125

Total Yankee Corporate Bonds and Notes (Cost $65,191,396)					56,740,355

		Yield		Shares
Short-Term Investments : 5.40%
Investment Companies : 5.40%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.46		31,673,405	31,673,405

Total Short-Term Investments (Cost $31,673,405)					31,673,405

Total investments in securities (Cost $847,031,033)*	138.52%				813,020,269
Other assets and liabilities, net	(38.52)				(226,079,006)

Total net assets	100.00%				$586,941,263

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
@	Foreign bond principal is denominated in the local currency of the issuer.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
*	Cost for federal income tax purposes is $854,498,691 and unrealized gains (losses) consists of:

Gross unrealized gains                      $26,057,969

Gross unrealized losses                     (65,507,231)

Net unrealized losses                       $(39,449,262)

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
MYR	Malaysian ringgit
plc	Public limited company
REIT	Real estate investment trust
ZAR	South African rand

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2017, the Fund had unfunded loan commitments of $14,199,743.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$13,044,549	$0	$13,044,549
Asset-backed securities	0	587,509	0	587,509
Common stocks
Energy	513,019	0	0	513,019
Materials	839	0	0	839
Utilities	5,306,749	0	0	5,306,749
Corporate bonds and notes	0	412,992,068	0	412,992,068
Foreign corporate bonds and notes	0	10,674,824	0	10,674,824
Foreign government bonds	0	137,884,545	0	137,884,545
Loans	0	91,456,004	21,502,104	112,958,108
Municipal obligations	0	268,294	0	268,294
Non-agency mortgage-backed securities	0	30,376,005	0	30,376,005
Yankee corporate bonds and notes	0	56,733,062	7,293	56,740,355
Short-term investments
Investment companies	31,673,405	0	0	31,673,405

Total assets	$37,494,012	$754,016,860	$21,509,397	$813,020,269

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2016	$5,626,538	$7,293	$5,633,831
Accrued discounts (premiums)	3,159	17,712	20,871
Realized gains (losses)	(10,658)	0	(10,658)
Change in unrealized gains (losses)	58,602	(17,712)	40,890
Purchases	10,967,156	0	10,967,156
Sales	(584,635)	0	(584,635)

Transfers into Level 3	10,070,882	0	10,070,882
Transfers out of Level 3	(4,628,940)	0	(4,628,940)

Balance as of January 31, 2017	$21,502,104	$7,293	$21,509,397

Change in unrealized gains (losses) relating to securities still held at January 31, 2017	$11,523	$(17,712)	$(6,189)

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The Yankee corporate bonds and notes obligations in the Level 3 table represents two positions which were valued based on an analysis of the expected final distribution available to bondholders from asset sales.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen

Andrew Owen President

Date: March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen

Andrew Owen President

Date: March 24, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma Treasurer

Date: March 24, 2017